COMMITMENTS AND CONTINGENCIES - (Narrative) (Detail) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitment related to acquisition of fixed assets			$ 3.4
Unrecognized tax benefit			17.9
Litigation [Line Items]
Reversal of litigation accruals			$ 48.5
Global PVQ SE [Member]
Litigation [Line Items]
Arbitral award obtained | €		€ 45.9
Compensation on the legal and other fees	$ 2.4	2.2
Reversal of litigation accruals	$ 48.5	€ 43.7